Label	Element	Value
Teucrium Agricultural Strategy No K-1 ETF | Sugar No. 11 Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Teucrium Agricultural Strategy No K-1 ETF | Corn Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Teucrium Agricultural Strategy No K-1 ETF | Soybean Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Teucrium Agricultural Strategy No K-1 ETF | Wheat Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)